FORM N-CEN
Item G.1.a.i.

MAINSTAY VP FUNDS TRUST
811-03833-01

For Period Ended 12/31/2018


On May 6, 2015, a second amended complaint was filed which, among other things, added MainStay
High Yield Opportunities Fund as an additional
Fund on whose behalf the complaint was brought.
New York Life Investments filed a motion to dismiss the amended complaint. This motion was denied on October 28, 2015. New York Life
Investments filed an answer to the amended complaint on November 30, 2015.

Discovery in the case has been concluded. New
York Life Investments filed its motion for summary judgment on December 15, 2017. On October 9,
2018, the District Court granted New York Life
Investments' motion for summary judgment and dismissed the case with prejudice.